John Deere Owner Trust 2017-B	EXHIBIT 99.2

Statement to Certificateholders

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:			2.27950%
Class A-2B interest rate:			2.38950%

Payment Date:			15-Nov-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$18,220,662.39
		per $1,000 original principal amount:	$79.22

	(c)	Class A-2B Notes:	$7,129,824.42
		per $1,000 original principal amount:	$79.22

	(d)	Class A-3 Notes:	($0.00)
		per $1,000 original principal amount:	($0.00)

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$25,350,486.81

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$121,631.92
		per $1,000 original principal amount:	$0.53

		(iii) Class A-2B Notes:	$73,911.60
		per $1,000 original principal amount:	$0.82

		(iv) Class A-3 Notes:	$379,166.67
		per $1,000 original principal amount:	$1.52

		(v) Class A-4 Notes:	$153,379.42
		per $1,000 original principal amount:	$1.76

		(vi) Total:	$728,089.61

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$470,469,612.13

	(b)	Note Value at end of related Collection Period:	$461,578,544.38

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$73,577,010.98
		(ii) A-2A Note Pool Factor:	0.3199000

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	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$28,791,004.30
		(ii)	A-2B Note Pool Factor:	0.3199000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$413,852.12
		(i)	per $1,000 original principal amount:	$0.46
	(b)	Amount of Servicing Fee earned:		$413,852.12
	(c)	Amount of Servicing Fee paid:		$413,852.12
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$676,870.20

(11)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,172,684.93
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.31%

(13)	(i)	Aggregate amount of net losses for the collection period:		$316,338.21
	(ii)	Cumulative amount of net losses:		$1,242,890.96
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.14%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$372,739.22
		(ii)	% of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
		(i)	Aggregate Principal Balance of related Receivables:	0.00%
		(ii)	% of Pool Balance:

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